Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Summary of Companys Revenue
The following table summarizes the Company’s revenue by products and services (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Revenue:
Products	$21,548	$17,684	$52,461	$44,209
Services	2,214	1,200	4,629	1,370
Total	$23,762	$18,884	$57,090	$45,579
The following table summarizes the Company’s revenue by geographic area, which is based on the shipping address of the customers (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Revenue:
United States	$21,743	$15,682	$52,852	$37,400
Canada	2,009	2,968	4,170	7,475
Other	10	234	68	704
Total	$23,762	$18,884	$57,090	$45,579

The following table summarizes the Company’s revenue by products and services (in thousands):

	Year Ended December 31,
	2021	2020	2019
Revenue:
Products	$69,779	$31,112	$23,451
Services	$4,228	$1,814	$504
Total	$74,007	$32,926	$23,955
The following table summarizes the Company's revenue by major product offering (in thousands):

	Year Ended December 31,
	2021	2020	2019
Revenue:
Smart Glass	$41,740	$32,926	$23,955
Smart Building Platform	28,686	—	—
Smart Building Technologies	3,581	—	—
Total	$74,007	$32,926	$23,955
The following table summarizes the Company's revenue by geographic area, which is based on the shipping address of the customers (in thousands):

	Fiscal Year Ended December 31,
	2021	2020	2019
Revenue:
United States	$63,519	$30,690	$19,394
Canada	9,555	1,351	4,474
Other	933	885	87
Total	$74,007	$32,926	$23,955
The following table summarizes the Company's revenue by major product offering (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Revenue:
Smart Building Platform	$11,317	$9,876	$29,578	$15,012
Smart Glass	10,320	8,410	19,809	28,205
Smart Building Technologies	2,125	598	7,703	2,362
Total	$23,762	$18,884	$57,090	$45,579